OTHER TRANSACTIONS	12 Months Ended
Dec. 31, 2019
OTHER TRANSACTIONS
OTHER TRANSACTIONS

34. OTHER TRANSACTIONS

In the third quarter of 2019, the company recognized a gain on sale of $65 million ($48 million after-tax) in the Exploration and Production segment related to the sale of its non-core Australian assets.

On June 28, 2019, the company completed a transaction to sell its 37% equity interest in Canbriam Energy Inc. (Canbriam) and recognized a gain on sale for the full proceeds of $151 million ($139 million after-tax) in the Exploration and Production segment. The investment in Canbriam was acquired early in 2018 through the exchange of Suncor's northeast British Columbia mineral landholdings, including associated production, and consideration of $52 million.

During the first quarter of 2019, the company received $363 million in insurance proceeds for its Libyan assets ($264 million after-tax). The proceeds may be subject to a provisional repayment, which may be dependent on the future performance and cash flows from Suncor's Libyan assets.

On September 29, 2018, Suncor along with the other working-interest partners in the Joslyn Oil Sands Mining project, agreed to sell 100% of their respective working interests to Canadian Natural Resources Limited for gross proceeds of $225 million, $82.7 million, net to Suncor. Suncor held a 36.75% working interest in Joslyn prior to the transaction. The working-interest partners received cash proceeds of $100 million ($36.8 million, net to Suncor) upon closing, with the remaining $125 million ($45.9 million, net to Suncor) to be received in equal instalments over the next five years. As a result, Suncor has recorded a long-term receivable of $36.7 million within the Other Assets line item and the first instalment of $9.2 million is recorded within the Accounts Receivable line item. The transaction resulted in a gain of $83 million in the Oil Sands segment.

On May 31, 2018, the company completed the previously announced transaction to acquire a 17.5% interest in the Fenja development project in Norway from Faroe Petroleum Norge AS for acquisition costs of US$55 million (approximately $70 million), plus interim settlement costs of $22 million under the acquisition method. This project was sanctioned by its owners in December 2017.